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                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP Large Cap Growth Fund
                        SEI VP International Equity Fund

                   Supplement Dated September 24, 2001 to the
                  Class A Shares Prospectus Dated May 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SEI VP LARGE CAP GROWTH FUND

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Transamerica Investment Management, LLC ("TIM"), as an additional Sub-Adviser to the Trust's SEI VP Large Cap Growth Fund. TIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating TIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and TIM. SIMC recommended the selection of TIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing TIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP Large Cap Growth Fund by TIM; (2) the distinct investment objective and policies of the SEI VP Large Cap Growth Fund; (3) the history, reputation, qualification and background of TIM's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to TIM, including any benefits to be received by TIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and TIM relating to the SEI VP Large Cap Growth Fund, TIM makes investment decisions for the assets of the SEI VP Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Large Cap Growth Fund's investment program with respect to these assets. TIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of TIM as Sub-Adviser to the SEI VP Large Cap Growth Fund, the "Sub-Advisers" Section on page 29 of the Prospectus is amended by inserting the following paragraph relating to TIM:

TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC ("TIM"), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. Jeffrey Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the SEI VP Large Cap Growth Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 15 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 30 years of investment management experience.

TIM is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.
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Listed below are the names and principal occupations of the directors (managers)
and principal executive officers of TIM. The address of TIM and the principal business address of such individuals, as it relates to their respective positions at TIM, is 1150 S. Olive St., 27th Floor, Los Angeles, CA 90015.

NAME                                                TITLE
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Gary U. Rolle                                       President, Chief Investment Officer and Manager
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John R. Kenney                                      Manager
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Douglas C. Kolsrud                                  Manager
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Patrick S. Baird                                    Manager
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Larry N. Norman                                     Manager
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John C. Riazzi                                      Chief Executive Officer
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

SIMC will pay TIM a fee based on a percentage of the average monthly market value of the assets of the SEI VP Large Cap Growth Fund assigned to TIM.

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At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Provident Investment Counsel, Inc. ("PIC") as a Sub-Adviser to the SEI VP Large Cap Growth Fund. The Board determined to terminate PIC based onsignificant changes to the investment team and poor execution of the investment process by PIC's investment team as compared to the applicable benchmark indices. This termination does not require shareholder approval.

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SEI VP INTERNATIONAL EQUITY FUND

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Morgan Stanley Investment Management Inc. ("MSIM"), as an additional Sub-Adviser to the Trust's SEI VP International Equity Fund. MSIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating MSIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and MSIM. SIMC recommended the selection of MSIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MSIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP International Equity Fund by MSIM; (2) the distinct investment objective and policies of the SEI VP International Equity Fund; (3) the history, reputation, qualification and background of MSIM's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MSIM, including any benefits to be received by MSIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MSIM relating to the International Equity Fund, MSIM makes investment decisions for the assets of the SEI VP International Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP International Equity Fund's investment program with respect to these assets. MSIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP International Equity Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter
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by a majority of the Trustees, including a majority of the Trustees who are not
"interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of MSIM as Sub-Adviser to the SEI VP International Equity Fund, the "Sub-Advisers" Section on page 31 of the Prospectus is amended by inserting the following paragraph relating to MSIM:

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. Dominic Caldecott, Peter Wright, and William Lock, each a Managing Director of MSIM, serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Caldecott, who is also Chief Investment Officer of MSIM's London based investment advisory affiliate, Morgan Stanley Investment Management Limited, has been with MSIM for 15 years and has 20 years of investment experience. Peter Wright and William Lock have been with the firm 5 and 7 years, respectively, and each has over 10 years of investment management experience.

Morgan Stanley Dean Witter & Co. is the direct parent of MSIM.

Listed below are the names and principal occupations of the directors and principal executive officers of MSIM. The address of MSIM and the principal business address of such individuals, as it relates to their respective positions at MSIM, is 1221 Avenue of the Americas, New York, New York 10020.

NAME                                                                                             TITLE
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Barton M. Biggs                                     Chairman, Director and Managing Director
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Richard B. Morley                                   President, Director and Managing Director
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Mitchell M. Merin                                   Director
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

SIMC will pay MSIM a fee based on a percentage of the average monthly market value of the assets of the International Equity Fund assigned to MSIM.

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At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Acadian Asset Management Inc. ("Acadian") as a Sub-Adviser to the SEI VP International Equity Fund. The Board determined to terminate Acadian based on a decision to replace Acadian with a value oriented higher return potential manager. This termination does not require shareholder approval.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE